Average Annual Total Returns - FidelityStockSelectorSmallCapFund-RetailPRO - FidelityStockSelectorSmallCapFund-RetailPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2023
Fidelity Stock Selector Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.28%)
Past 5 years	8.22%
Past 10 years	10.44%
Fidelity Stock Selector Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.30%)
Past 5 years	6.52%
Past 10 years	8.75%
Fidelity Stock Selector Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.80%)
Past 5 years	6.20%
Past 10 years	8.20%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%